Summary of Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Currently payable tax
Federal	$ 376	$ 168
State	(376)	(192)
Deferred tax	244	4,681
Income tax	$ 244	$ 4,657